Cover	Nov. 11, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2024
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY PLC
Entity Central Index Key	0001385157
Entity Tax Identification Number	98-1779916
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Parkmore Business Park West
Entity Address, Address Line Two	Parkmore
Entity Address, City or Town	Galway
Entity Address, Country	IE
Entity Address, Postal Zip Code	H91VN2T
City Area Code	353
Local Phone Number	91 378 040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Ordinary Shares, Par Value $0.01
Trading Symbol	TEL
Security Exchange Name	NYSE
0.00% Senior Notes due 2025 [Member]
Title of 12(b) Security	0.00% Senior Notes due 2025
Trading Symbol	TEL 25
Security Exchange Name	NYSE
0.00% Senior Notes due 2029 [Member]
Title of 12(b) Security	0.00% Senior Notes due 2029
Trading Symbol	TEL 29
Security Exchange Name	NYSE